Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2017
Registrant Name	DREYFUS PREMIER INVESTMENT FUNDS, INC.
Central Index Key	0000881773
Amendment Flag	false
Document Creation Date	Apr. 27, 2018
Document Effective Date	May 01, 2018
Prospectus Date	May 01, 2018
Dreyfus Large Cap Equity Fund | Class A
Prospectus:
Trading Symbol	DLQAX
Dreyfus Large Cap Equity Fund | Class C
Prospectus:
Trading Symbol	DEYCX
Dreyfus Large Cap Equity Fund | Class I
Prospectus:
Trading Symbol	DLQIX
Dreyfus Large Cap Equity Fund | Class Y
Prospectus:
Trading Symbol	DLACX
Dreyfus Large Cap Growth Fund | Class A
Prospectus:
Trading Symbol	DAPAX
Dreyfus Large Cap Growth Fund | Class C
Prospectus:
Trading Symbol	DGTCX
Dreyfus Large Cap Growth Fund | Class I
Prospectus:
Trading Symbol	DAPIX
Dreyfus Large Cap Growth Fund | Class Y
Prospectus:
Trading Symbol	DLCGX